ALLIANCEBERNSTEIN GROWTH FUND

Supplement dated March 13, 2013 to the Prospectus dated November 1, 2012 and the Summary Prospectus dated November 1, 2012 (the “Prospectuses”) of the AllianceBernstein Growth Fund (the “Fund”).

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AllianceBernstein Growth Fund

Recently, the Board of Trustees of the Fund approved proposals to change the Fund’s investment policies and strategy as described below. In general, pursuant to these changes, the Fund will: (1) be managed by a team of portfolio managers rather than the sector analyst-based management currently in use; (2) generally invest in a smaller number of issuers than is currently the case; and (3) place more emphasis on investments in mid- and smaller-capitalization companies. The Fund’s investment adviser expects that these changes will become effective on or about April 1, 2013 (the “Effective Date”), and that the Fund’s portfolio will be transitioned to the new investment policies shortly thereafter.

More specifically, as of the Effective Date the “Principal Strategies” section of the Summary Information in the Prospectuses is revised to read as follows:

The Fund invests primarily in a domestic portfolio of equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. The Adviser seeks to identify companies or industries for which other investors have underestimated earnings potential — for example, some hidden earnings driver (including, but not limited to, reduced competition, market share gain, better margin trend, increased customer base or similar factors) that would cause a company to grow faster than market forecasts.

In managing the Fund, the Adviser allocates investments among broad sector groups and selects specific investments based on the fundamental company research conducted by the Adviser’s large internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The Adviser’s research focus is on companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.

The Fund has the flexibility to invest across the capitalization spectrum. The Fund is designed for those seeking exposure to companies of various sizes, and typically has substantial investments in both large-capitalization companies and mid-capitalization companies, and may also invest in small-capitalization companies.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of exchange-traded funds. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value.

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The following is added as a principal risk under the “Principal Risks” section of the Summary Information in the Prospectuses:

▪	Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

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